Interest payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Interest payable	¥ 0	¥ 90,898
Third parties [Member]
Statement [Line Items]
Interest payable	0	43,966
Shareholders [Member]
Statement [Line Items]
Interest payable	0	20,606
Related parties [Member]
Statement [Line Items]
Interest payable	¥ 0	¥ 26,326